Note 2 - Cash and Balances Due from Banks - Cash and Balances Due From Banks (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cash on Hand and Cash Items	$ 8,509,530	$ 9,061,678
Noninterest-Bearing Deposits with Other Banks	20,312,574	13,194,968
	$ 28,822,104	$ 22,256,646